Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Warrants [Abstract]
WARRANTS
15.	WARRANTS

IPO and Placement Warrants

Upon the consummation of the Business Combination, each outstanding Chart warrant was exchanged for a warrant to purchase one share of our common stock, and as of the date of this filing, there were 7,875,000 such warrants outstanding, of which 7,500,000 warrants were originally sold as part of the units in Chart’s initial public offering (the “IPO Warrants”) and 375,000 warrants were originally issued as part of placement units issued to CAG, Mr. Wright and Cowen in a private placement simultaneously with the consummation of Chart’s initial public offering, (“the Placement Warrants”).

Each IPO and Placement Warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50 per share, subject to adjustment. The IPO Warrants became exercisable on August 30, 2015, and expire at 5:00 p.m., New York time, on July 31, 2020 or earlier upon redemption or liquidation. Once the IPO Warrants become exercisable, we may redeem the outstanding IPO Warrants at a price of $0.01 per warrant, if the last sale price of the common stock equals or exceeds $17.50 per share for any 20 trading days within a 30 trading day period ending on the third trading day before we send the notice of redemption to the warrant holders. The Placement Warrants, however, are non-redeemable so long as they are held by the initial holders or their permitted transferees.

Series A Warrants and Series B Warrants

In connection with the Financing, upon the consummation of the Business Combination on July 31, 2015, we issued a total of 3,000,000 Series A-1 Warrants and Series A-2 Warrants and 1,000,000 Series B-1 Warrants and Series B-2 Warrants. Pursuant to the Securities Purchase Agreement, on August 14, 2015, we issued an additional 187,500 Series A-3 Warrants and 62,500 Series B-3 Warrants. The Series A-1 Warrants, Series A-2 Warrants and Series A-3 Warrants are referred to collectively as the Series A Warrants, the Series B-1 Warrants, Series B-2 Warrants and Series B-3 Warrants are referred to collectively as the Series B Warrants, and the Series A Warrants and the Series B Warrants are referred to collectively as the Investor Warrants.

Each Investor Warrant is immediately exercisable in cash and entitles the holder to take delivery of the shares purchased through the exercise, at the sole election of the holder, in the form of either common stock or preferred stock, subject to the Maximum Warrant Percentage, with the number of shares of preferred stock issued based on the conversion price, as described in Note 17, below, under the heading “Preferred Stock”.

The Series A Warrants have an exercise price of $4.80 per share purchased and expire on July 31, 2020. The Series B Warrants have an exercise price of $5.00 per share purchased. The Series B-2 Warrants and Series B-3 Warrants expire on October 31, 2016. As of March 31, 2016 there are no Series B-1 Warrants outstanding.

The Investor Warrants contain customary “cashless exercise” terms, pursuant to which holder of an Investor Warrant, at any time after October 31, 2015, may choose to exercise such Investor Warrant (at a time when such Investor Warrant is otherwise exercisable according to its terms) without paying cash, by effectively submitting in exchange for shares a greater number of warrants than the number of shares purchased, rather than a number of warrants equal to the number of shares purchased plus cash. The Series B Warrants (but not the Series A Warrants) also contain an additional alternative cashless exercise feature, pursuant to which, beginning from December 31, 2015 and until the expiration of such Series B Warrant, on October 31, 2016, as applicable, if 90% of the average of the four lowest volume-weighted average prices of common stock for the preceding 10 trading days (the “Alternative Market Price”) is less than $4.00 (subject an Alternative Market Price floor of $1.80), the holder of a Series B Warrant can exercise such Series B Warrant to acquire on a cashless basis a number of shares of common stock or preferred stock equal to (depending on the Market Price) up to 488.9% of the number of shares that could otherwise be purchased under such Series B Warrant pursuant to a cash exercise, with the lower the Alternative Market Price, the more shares being available for acquisition by the Series B Warrant holder pursuant to this alternative cashless exercise.

The Investor Warrants also include “full ratchet” anti-dilution protection provisions, which provide that if any shares of common stock are issued at a price less than then current exercise price of such Investor Warrant, or if any warrants, options or other securities with the right to acquire or that are convertible into or exchangeable for shares of common stock are issued with an exercise price less than the then current exercise price of such Investor Warrant, then the exercise price of such Investor Warrant will automatically be reduced to the issuance price of such new shares of common stock or the exercise price of such warrants, options or other securities with the right to acquire or that are convertible into or exchangeable for shares of common stock. These anti-dilution provisions do not apply in the case of an issuance of “Excluded Securities”, including certain option and other equity incentive awards to directors and officers, and securities issued pursuant to acquisitions or strategic transactions approved by a majority of our disinterested directors, but does not include a transaction in which we are issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities.

Under the terms of the Investor Warrants, we may not enter into or be party to a “Fundamental Transaction” unless the successor entity assumes in writing all of our obligations under such Investor Warrants. A “Fundamental Transaction” means, among other things, a transaction in which we, directly or indirectly, including through subsidiaries, affiliates or otherwise, in one or more related transactions, (i) consolidate or merge with or into (whether or not we are the surviving corporation) another entity; (ii) sell, assign, transfer, convey or otherwise dispose of all or substantially all of our properties or assets of or any of our “significant subsidiaries” (as defined in Rule 1-02 of Regulation S-X) to one or more entities; (iii) make, or allow one or more entities to make, or allow us to be subject to or have its common stock be subject to or party to one or more entities making, a purchase, tender or exchange offer that is accepted by at least 50% of the outstanding shares of common stock; (iv) consummate a stock or share purchase agreement or other business combination (including a reorganization, recapitalization, spin-off or scheme of arrangement) with one or more entities whereby all such entities, individually or in the aggregate, acquire at least 50% of the outstanding shares of common stock; or (v) reorganize, recapitalize or reclassify its common stock. The foregoing provisions will not apply to a Fundamental Transaction where the purchaser or other successor entity, after giving effect to such Fundamental Transaction, does not have any equity securities that are then listed or designated for quotation on a national securities exchange or automated quotation system. Moreover, a holder of an Investor Warrant may choose, in connection with any Fundamental Transaction, to have us or the successor entity purchase such Investor Warrant from the holder by paying the holder cash in an amount equal to the “Black Scholes Value” (as defined in such Investor Warrant) of such Investor Warrant.

Under the terms of the Investor Warrants, if we shall declare or make any dividend or other distribution of its assets (or rights to acquire its assets) to holders of shares of common stock, then, in each such case, holders of such Investor Warrants shall be entitled to participate in such distribution to the same extent that they would have participated if they had held the number of shares of common stock acquirable upon complete exercise of such Investor Warrants (without regard to any limitations or restrictions on exercise of such Investor Warrants) immediately before the date on which a record is taken for such distribution.

Under the terms of the Investor Warrants, if we grant, issue or sell any options, convertible securities or rights to purchase stock, warrants, securities or other property pro rata to all or substantially all of the record holders of any class of common stock, which are referred to with respect to the warrants as Warrant Purchase Rights, then each holder of an Investor Warrant will be entitled to acquire, upon the terms applicable to such Warrant Purchase Rights, the aggregate Warrant Purchase Rights which such holder could have acquired if such holder had held the number of shares of common stock acquirable upon complete excise of all Investor Warrants (without taking into account any limitations or restrictions on exercise of such Investor Warrants) held by such holder immediately prior to the date on which a record is taken for the grant, issuance or sale of such Warrant Purchase Rights.

Under the terms of the Series A Warrants (but not the Series B Warrants), until July 31, 2016, the holders have pre-emptive rights pursuant to which we must offer them the right to purchase at least 56.3% (with the Series A-1 entitled to purchase 35%, the Series A-2 entitled to purchase 18% and the Series A-3 entitled to purchase 3.3%) of any additional issuances by us or our subsidiaries of equity securities or securities that are convertible into, exercisable or exchangeable for, or which give the holder the right to acquire any of our equity securities or the securities of our subsidiaries, except for certain “Excluded Securities” as described above.

Under the terms of the Investor Warrants, if a holder exercises an Investor Warrant and we fail to deliver common stock or preferred stock in response within the time periods and in the manner specified in the terms of such Investor Warrant, we may suffer substantial penalties.

Under the terms of the Series A-1 Warrants (but not the other Investor Warrants), we may not effect the exercise of any such Investor Warrants and the exercise shall be null and void and treated as if never made, to the extent that after giving effect to such exercise, the holder would beneficially own in excess of either 4.99% or 9.99% (the “Maximum Warrant Percentage”) (as elected in writing by the holder on or prior to the initial issuance date of the warrants) of the shares of common stock outstanding immediately after giving effect to such exercise. For purposes of the foregoing sentence, beneficial ownership shall be calculated in accordance with Section 13(d) of the Exchange Act, and the shares of common stock issuable to a holder pursuant to the terms of the warrants in excess of the Maximum Warrant Percentage shall not be deemed to be beneficially owned by such holder for any purpose including for purposes of Section 13(d) or Rule 16a-1(a)(1) of the Exchange Act. All of the holders of the outstanding Series A-1 Warrants as of the date of this filing have elected a Maximum Warrant Percentage of 4.99%.

Between February 2, 2016 and February 3, 2016, the Company issued an aggregate of 1,680,557 shares of preferred stock valued at $3,361,114 to certain holders of Series B-1 Warrants who exercised their Series B-1 Warrants using the alternative cashless exercise feature and elected to receive their shares in the form of preferred stock rather than common stock (see Note 17 below for an explanation of this feature). These shares were issued pursuant to exemptions from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”) under Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated thereunder.

On February 24, 2016 the Company issued an aggregate of 641,666 shares of common stock valued at $1,251,249 to certain holders of Series B-2 and Series B-3 Warrants who exercised their warrants using the alternative cashless exercise feature. These shares were issued pursuant to exemptions from the registration requirements of the Securities Act under Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated thereunder.

On February 29, 2016 the Company issued an aggregate of 1,527,778 shares of preferred stock valued at $2,979,167 to certain holders of Series B-1 Warrants who exercised their warrants using the alternative cashless exercise feature and elected to receive their shares in the form of preferred stock rather than common stock (see Note 17 below for an explanation of this feature). These shares were issued pursuant to exemptions from the registration requirements of the Securities Act under Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated thereunder.

The quantity of issued and outstanding warrants as of March 31, 2016 and respective strike prices for are outlined in the table below:

Security	Quantity	Strike Price
IPO & Placement Warrants	7,875,000	$11.50
Series A Warrants	3,187,500	$4.80
Series B Warrants	275,000	$5.00

10.	WARRANTS

IPO and Placement Warrants

Upon the consummation of the Business Combination, each outstanding Chart warrant was exchanged for a warrant to purchase one share of our common stock, and as of the date of this filing, there were 7,875,000 such warrants outstanding, of which 7,500,000 warrants were originally sold as part of the units in Chart’s initial public offering (the “IPO Warrants”) and 375,000 warrants were originally issued as part of placement units issued to CAG, Mr. Wright and Cowen in a private placement simultaneously with the consummation of Chart’s initial public offering, (“the Placement Warrants”).

Each IPO and Placement Warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50 per share, subject to adjustment. The IPO Warrants became exercisable on August 30, 2015, and expire at 5:00 p.m., New York time, on July 31, 2020 or earlier upon redemption or liquidation. Once the IPO Warrants become exercisable, we may redeem the outstanding IPO Warrants at a price of $0.01 per warrant, if the last sale price of the common stock equals or exceeds $17.50 per share for any 20 trading days within a 30 trading day period ending on the third trading day before we send the notice of redemption to the warrant holders. The Placement Warrants, however, are non-redeemable so long as they are held by the initial holders or their permitted transferees.

Series A Warrants and Series B Warrants

In connection with the Financing, upon the consummation of the Business Combination on July 31, 2015, we issued a total of 3,000,000 Series A-1 Warrants and Series A-2 Warrants and 1,000,000 Series B-1 Warrants and Series B-2 Warrants. Pursuant to the Securities Purchase Agreement, on August 14, 2015, we issued an additional 187,500 Series A-3 Warrants and 62,500 Series B-3 Warrants. The Series A-1 Warrants, Series A-2 Warrants and Series A-3 Warrants are referred to collectively as the Series A Warrants, the Series B-1 Warrants, Series B-2 Warrants and Series B-3 Warrants are referred to collectively as the Series B Warrants, and the Series A Warrants and the Series B Warrants are referred to collectively as the Investor Warrants.

Each Investor Warrant is immediately exercisable in cash and entitles the holder to take delivery of the shares purchased through the exercise, at the sole election of the holder, in the form of either common stock or preferred stock, subject to the Maximum Warrant Percentage, with the number of shares of preferred stock issued based on the conversion price, as described in Note 11, below, under the heading “Preferred Stock”.

The Series A Warrants have an exercise price of $4.80 per share purchased and expire on July 31, 2020. The Series B Warrants have an exercise price of $5.00 per share purchased. The Series B-1 Warrants expire on April 30, 2017 and the Series B-2 Warrants and Series B-3 Warrants expire on October 31, 2016.

The Investor Warrants contain customary “cashless exercise” terms, pursuant to which holder of an Investor Warrant, at any time after October 31, 2015, may choose to exercise such Investor Warrant (at a time when such Investor Warrant is otherwise exercisable according to its terms) without paying cash, by effectively submitting in exchange for shares a greater number of warrants than the number of shares purchased, rather than a number of warrants equal to the number of shares purchased plus cash. The Series B Warrants (but not the Series A Warrants) also contain an additional alternative cashless exercise feature, pursuant to which, beginning from December 31, 2015 and until the expiration of such Series B Warrant, on October 31, 2016 or April 30, 2017, as applicable, if 90% of the average of the four lowest volume-weighted average prices of common stock for the preceding 10 trading days (the “Alternative Market Price”) is less than $4.00 (subject an Alternative Market Price floor of $1.80), the holder of a Series B Warrant can exercise such Series B Warrant to acquire on a cashless basis a number of shares of common stock or preferred stock equal to (depending on the Market Price) up to 488.9% of the number of shares that could otherwise be purchased under such Series B Warrant pursuant to a cash exercise, with the lower the Alternative Market Price, the more shares being available for acquisition by the Series B Warrant holder pursuant to this alternative cashless exercise.

The Investor Warrants also include “full ratchet” anti-dilution protection provisions, which provide that if any shares of common stock are issued at a price less than then current exercise price of such Investor Warrant, or if any warrants, options or other securities with the right to acquire or that are convertible into or exchangeable for shares of common stock are issued with an exercise price less than the then current exercise price of such Investor Warrant, then the exercise price of such Investor Warrant will automatically be reduced to the issuance price of such new shares of common stock or the exercise price of such warrants, options or other securities with the right to acquire or that are convertible into or exchangeable for shares of common stock. These anti-dilution provisions do not apply in the case of an issuance of “Excluded Securities”, including certain option and other equity incentive awards to directors and officers, and securities issued pursuant to acquisitions or strategic transactions approved by a majority of our disinterested directors, but does not include a transaction in which we are issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities.

Under the terms of the Investor Warrants, we may not enter into or be party to a “Fundamental Transaction” unless the successor entity assumes in writing all of our obligations under such Investor Warrants. A “Fundamental Transaction” means, among other things, a transaction in which we, directly or indirectly, including through subsidiaries, affiliates or otherwise, in one or more related transactions, (i) consolidate or merge with or into (whether or not we are the surviving corporation) another entity; (ii) sell, assign, transfer, convey or otherwise dispose of all or substantially all of our properties or assets of or any of our “significant subsidiaries” (as defined in Rule 1-02 of Regulation S-X) to one or more entities; (iii) make, or allow one or more entities to make, or allow us to be subject to or have its common stock be subject to or party to one or more entities making, a purchase, tender or exchange offer that is accepted by at least 50% of the outstanding shares of common stock; (iv) consummate a stock or share purchase agreement or other business combination (including a reorganization, recapitalization, spin-off or scheme of arrangement) with one or more entities whereby all such entities, individually or in the aggregate, acquire at least 50% of the outstanding shares of common stock; or (v) reorganize, recapitalize or reclassify its common stock. The foregoing provisions will not apply to a Fundamental Transaction where the purchaser or other successor entity, after giving effect to such Fundamental Transaction, does not have any equity securities that are then listed or designated for quotation on a national securities exchange or automated quotation system. Moreover, a holder of an Investor Warrant may choose, in connection with any Fundamental Transaction, to have us or the successor entity purchase such Investor Warrant from the holder by paying the holder cash in an amount equal to the “Black Scholes Value” (as defined in such Investor Warrant) of such Investor Warrant.

Under the terms of the Investor Warrants, if we shall declare or make any dividend or other distribution of its assets (or rights to acquire its assets) to holders of shares of common stock, then, in each such case, holders of such Investor Warrants shall be entitled to participate in such distribution to the same extent that they would have participated if they had held the number of shares of common stock acquirable upon complete exercise of such Investor Warrants (without regard to any limitations or restrictions on exercise of such Investor Warrants) immediately before the date on which a record is taken for such distribution.

Under the terms of the Investor Warrants, if we grant, issue or sell any options, convertible securities or rights to purchase stock, warrants, securities or other property pro rata to all or substantially all of the record holders of any class of common stock, which are referred to with respect to the warrants as Warrant Purchase Rights, then each holder of an Investor Warrant will be entitled to acquire, upon the terms applicable to such Warrant Purchase Rights, the aggregate Warrant Purchase Rights which such holder could have acquired if such holder had held the number of shares of common stock acquirable upon complete excise of all Investor Warrants (without taking into account any limitations or restrictions on exercise of such Investor Warrants) held by such holder immediately prior to the date on which a record is taken for the grant, issuance or sale of such Warrant Purchase Rights.

Under the terms of the Series A Warrants (but not the Series B Warrants), until July 31, 2016, the holders have pre-emptive rights pursuant to which we must offer them the right to purchase at least 56.3% (with the Series A-1 entitled to purchase 35%, the Series A-2 entitled to purchase 18% and the Series A-3 entitled to purchase 3.3%) of any additional issuances by us or our subsidiaries of equity securities or securities that are convertible into, exercisable or exchangeable for, or which give the holder the right to acquire any of our equity securities or the securities of our subsidiaries, except for certain “Excluded Securities” as described above.

Under the terms of the Investor Warrants, if a holder exercises an Investor Warrant and we fail to deliver common stock or preferred stock in response within the time periods and in the manner specified in the terms of such Investor Warrant, we may suffer substantial penalties.

Under the terms of the Series A-1 and Series B-1 Warrants (but not the other Investor Warrants), we may not effect the exercise of any such Investor Warrants and the exercise shall be null and void and treated as if never made, to the extent that after giving effect to such exercise, the holder would beneficially own in excess of either 4.99% or 9.99% (the “Maximum Warrant Percentage”) (as elected in writing by the holder on or prior to the initial issuance date of the warrants) of the shares of common stock outstanding immediately after giving effect to such exercise. For purposes of the foregoing sentence, beneficial ownership shall be calculated in accordance with Section 13(d) of the Exchange Act, and the shares of common stock issuable to a holder pursuant to the terms of the warrants in excess of the Maximum Warrant Percentage shall not be deemed to be beneficially owned by such holder for any purpose including for purposes of Section 13(d) or Rule 16a-1(a)(1) of the Exchange Act. All of the holders of the outstanding Series A-1 Warrants and Series B-1 Warrants as of the date of this filing have elected a Maximum Warrant Percentage of 4.99%.

The quantity of issued and outstanding warrants as of December 31, 2015 and respective strike prices are outlined in the table below:

Security	Quantity	Strike Price
IPO & Placement Warrants	7,875,000	$11.50
Series A Warrants	3,187,500	$4.80
Series B Warrants	1,062,500	$5.00